LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–93.71%
Aerospace & Defense–1.95%
L3Harris Technologies, Inc.	25,622	$ 6,366,299
Northrop Grumman Corp.	1,050	469,581
Raytheon Technologies Corp.	44,160	4,374,931
		11,210,811
Air Freight & Logistics–0.87%
United Parcel Service, Inc. Class B	23,182	4,971,612
		4,971,612
Automobiles–0.98%
Ford Motor Co.	87,875	1,485,966
†General Motors Co.	28,900	1,264,086
Harley-Davidson, Inc.	19,000	748,600
†Tesla, Inc.	2,000	2,155,200
		5,653,852
Banks–3.51%
Associated Banc-Corp.	26,000	591,760
Bank of America Corp.	111,060	4,577,893
Citizens Financial Group, Inc.	22,000	997,260
JPMorgan Chase & Co.	50,184	6,841,083
KeyCorp	68,400	1,530,792
†SVB Financial Group	1,385	774,838
Truist Financial Corp.	16,052	910,149
U.S. Bancorp	23,821	1,266,086
Wells Fargo & Co.	30,000	1,453,800
Zions Bancorp NA	18,500	1,212,860
		20,156,521
Beverages–0.79%
Coca-Cola Co.	36,548	2,265,976
PepsiCo, Inc.	13,705	2,293,943
		4,559,919
Biotechnology–4.42%
AbbVie, Inc.	20,869	3,383,074
†Biogen, Inc.	22,042	4,642,045
†BioMarin Pharmaceutical, Inc.	4,500	346,950
†Halozyme Therapeutics, Inc.	17,000	677,960
†Incyte Corp.	8,000	635,360
†Ionis Pharmaceuticals, Inc.	42,411	1,570,903
†Regeneron Pharmaceuticals, Inc.	3,000	2,095,260
†Ultragenyx Pharmaceutical, Inc.	33,157	2,407,861
†Vertex Pharmaceuticals, Inc.	36,972	9,648,583
		25,407,996
Building Products–1.48%
A O Smith Corp.	9,000	575,010
Carlisle Cos., Inc.	6,500	1,598,480
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
Johnson Controls International PLC	80,550	$ 5,281,664
Owens Corning	11,200	1,024,800
		8,479,954
Capital Markets–1.23%
Ameriprise Financial, Inc.	2,500	750,900
BGC Partners, Inc. Class A	170,000	748,000
CME Group, Inc.	6,927	1,647,656
Cohen & Steers, Inc.	30,722	2,638,713
Intercontinental Exchange, Inc.	9,513	1,256,857
		7,042,126
Chemicals–1.99%
Air Products & Chemicals, Inc.	9,905	2,475,359
CF Industries Holdings, Inc.	11,500	1,185,190
Ecolab, Inc.	8,356	1,475,335
Huntsman Corp.	43,919	1,647,402
PPG Industries, Inc.	23,862	3,127,592
Sherwin-Williams Co.	6,129	1,529,921
		11,440,799
Commercial Services & Supplies–0.69%
†CoreCivic, Inc.	67,000	748,390
Waste Management, Inc.	20,181	3,198,689
		3,947,079
Communications Equipment–0.86%
†Arista Networks, Inc.	17,221	2,393,374
Cisco Systems, Inc.	46,143	2,572,934
		4,966,308
Construction & Engineering–0.09%
EMCOR Group, Inc.	4,700	529,361
		529,361
Construction Materials–0.22%
Vulcan Materials Co.	6,934	1,273,776
		1,273,776
Consumer Finance–0.34%
Ally Financial, Inc.	14,100	613,068
Discover Financial Services	12,000	1,322,280
		1,935,348
Containers & Packaging–0.48%
Ball Corp.	20,862	1,877,580
International Paper Co.	19,000	876,850
		2,754,430
Diversified Financial Services–0.44%
Apollo Global Management, Inc.	10,000	619,900
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–1

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Financial Services (continued)
†Berkshire Hathaway, Inc. Class B	3,737	$ 1,318,825
Equitable Holdings, Inc.	19,000	587,290
		2,526,015
Diversified Telecommunication Services–0.45%
†Liberty Global PLC Class C	27,400	709,934
Verizon Communications, Inc.	36,732	1,871,128
		2,581,062
Electric Utilities–0.69%
Evergy, Inc.	14,000	956,760
IDACORP, Inc.	5,400	622,944
NextEra Energy, Inc.	7,603	644,050
Portland General Electric Co.	18,000	992,700
PPL Corp.	27,000	771,120
		3,987,574
Electrical Equipment–0.60%
Acuity Brands, Inc.	3,800	719,340
Eaton Corp. PLC	9,113	1,382,989
Emerson Electric Co.	7,000	686,350
GrafTech International Ltd.	67,000	644,540
		3,433,219
Electronic Equipment, Instruments & Components–1.50%
Avnet, Inc.	10,400	422,136
TE Connectivity Ltd.	56,623	7,416,480
†Teledyne Technologies, Inc.	1,622	766,606
		8,605,222
Entertainment–1.80%
Activision Blizzard, Inc.	25,834	2,069,561
†Liberty Media Corp. - Liberty Formula One	20,295	1,417,403
†Madison Square Garden Entertainment Corp.	19,739	1,644,456
†Madison Square Garden Sports Corp.	13,533	2,427,279
†Walt Disney Co.	14,705	2,016,938
World Wrestling Entertainment, Inc. Class A	12,382	773,132
		10,348,769
Equity Real Estate Investment Trusts–1.31%
American Tower Corp.	11,232	2,821,703
Gaming & Leisure Properties, Inc.	8,800	412,984
Iron Mountain, Inc.	16,000	886,560
Lamar Advertising Co. Class A	13,000	1,510,340
Life Storage, Inc.	4,000	561,720
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Medical Properties Trust, Inc.	43,500	$ 919,590
Weyerhaeuser Co.	11,500	435,850
		7,548,747
Food & Staples Retailing–1.23%
Albertsons Cos., Inc. Class A	25,981	863,868
Costco Wholesale Corp.	750	431,888
Walmart, Inc.	38,632	5,753,077
		7,048,833
Food Products–0.98%
Bunge Ltd.	10,400	1,152,424
†Darling Ingredients, Inc.	9,200	739,496
Flowers Foods, Inc.	17,395	447,225
Hershey Co.	6,900	1,494,747
Mondelez International, Inc. Class A	28,859	1,811,768
		5,645,660
Health Care Equipment & Supplies–1.29%
Becton Dickinson & Co.	6,408	1,704,528
†ICU Medical, Inc.	3,300	734,712
†Insulet Corp.	11,400	3,036,846
†Masimo Corp.	2,500	363,850
Medtronic PLC	4,030	447,129
†Quidel Corp.	6,200	697,252
Stryker Corp.	1,609	430,166
		7,414,483
Health Care Providers & Services–4.91%
Anthem, Inc.	2,800	1,375,416
†Guardant Health, Inc.	28,300	1,874,592
†Henry Schein, Inc.	11,000	959,090
†Molina Healthcare, Inc.	5,700	1,901,463
Premier, Inc. Class A	22,300	793,657
UnitedHealth Group, Inc.	41,803	21,318,276
		28,222,494
Health Care Technology–0.33%
†Doximity, Inc. Class A	21,600	1,125,144
†Veeva Systems, Inc. Class A	3,600	764,856
		1,890,000
Hotels, Restaurants & Leisure–0.34%
†Airbnb, Inc. Class A	1,400	240,464
†Expedia Group, Inc.	4,000	782,680
†Marriott International, Inc. Class A	1,848	324,786
MGM Resorts International	15,000	629,100
		1,977,030
Household Durables–0.60%
PulteGroup, Inc.	32,000	1,340,800

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–2

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
Toll Brothers, Inc.	45,293	$ 2,129,677
		3,470,477
Household Products–0.71%
Procter & Gamble Co.	26,517	4,051,798
		4,051,798
Industrial Conglomerates–0.73%
Honeywell International, Inc.	21,545	4,192,226
		4,192,226
Insurance–1.51%
Allstate Corp.	7,000	969,570
American Financial Group, Inc.	4,200	611,604
Hartford Financial Services Group, Inc.	11,375	816,839
Progressive Corp.	9,480	1,080,625
Travelers Cos., Inc.	28,467	5,201,775
		8,680,413
Interactive Media & Services–6.48%
†Alphabet, Inc. Class C	3,069	8,571,686
†Alphabet, Inc. Class A	3,671	10,210,336
†Match Group, Inc.	36,300	3,947,262
†Meta Platforms, Inc. Class A	41,562	9,241,726
†Twitter, Inc.	136,271	5,272,325
		37,243,335
Internet & Direct Marketing Retail–2.72%
†Amazon.com, Inc.	3,835	12,501,908
eBay, Inc.	12,500	715,750
†Etsy, Inc.	19,200	2,386,176
		15,603,834
IT Services–2.49%
Accenture PLC Class A	5,400	1,821,042
Alliance Data Systems Corp.	2,900	162,835
Automatic Data Processing, Inc.	16,391	3,729,608
Fidelity National Information Services, Inc.	15,267	1,533,112
Mastercard, Inc. Class A	2,700	964,926
Visa, Inc. Class A	27,621	6,125,509
		14,337,032
Life Sciences Tools & Services–2.07%
†10X Genomics, Inc. Class A	18,100	1,376,867
†Bio-Rad Laboratories, Inc. Class A	1,500	844,845
†Charles River Laboratories International, Inc.	10,600	3,010,082
Thermo Fisher Scientific, Inc.	8,828	5,214,258
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
West Pharmaceutical Services, Inc.	3,500	$ 1,437,485
		11,883,537
Machinery–0.51%
Crane Co.	4,800	519,744
Cummins, Inc.	6,100	1,251,171
Fortive Corp.	9,300	566,649
Snap-on, Inc.	2,800	575,344
		2,912,908
Media–4.09%
†AMC Networks, Inc. Class A	42,933	1,744,368
Comcast Corp. Class A	276,547	12,947,931
†Discovery, Inc. Class A	130,856	3,263,113
†Liberty Broadband Corp. Class A	27,644	3,684,954
†Liberty Media Corp. Class C	41,178	1,883,070
		23,523,436
Metals & Mining–1.14%
ArcelorMittal SA	66,610	2,132,186
Freeport-McMoRan, Inc.	45,395	2,257,947
Steel Dynamics, Inc.	26,000	2,169,180
		6,559,313
Mortgage Real Estate Investment Trusts (REITs)–0.17%
New Residential Investment Corp.	88,000	966,240
		966,240
Multiline Retail–0.16%
Target Corp.	4,400	933,768
		933,768
Multi-Utilities–0.16%
Sempra Energy	5,613	943,658
		943,658
Oil, Gas & Consumable Fuels–3.30%
APA Corp.	18,000	743,940
Chevron Corp.	27,006	4,397,387
Devon Energy Corp.	35,000	2,069,550
EQT Corp.	28,537	981,958
Exxon Mobil Corp.	61,730	5,098,281
Kinder Morgan, Inc.	62,952	1,190,422
Pioneer Natural Resources Co.	14,587	3,647,188
Valero Energy Corp.	8,000	812,320
		18,941,046
Personal Products–0.12%
†Coty, Inc. Class A	27,500	247,225

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–3

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Products (continued)
Nu Skin Enterprises, Inc. Class A	9,000	$ 430,920
		678,145
Pharmaceuticals–3.26%
Bristol-Myers Squibb Co.	10,000	730,300
Eli Lilly & Co.	6,693	1,916,675
Johnson & Johnson	36,642	6,494,062
Merck & Co., Inc.	62,725	5,146,586
Pfizer, Inc.	85,490	4,425,817
		18,713,440
Professional Services–0.41%
†FTI Consulting, Inc.	8,100	1,273,482
ManpowerGroup, Inc.	4,400	413,248
Robert Half International, Inc.	5,661	646,373
		2,333,103
Real Estate Management & Development–0.42%
†CBRE Group, Inc. Class A	13,500	1,235,520
†Jones Lang LaSalle, Inc.	4,900	1,173,354
		2,408,874
Road & Rail–0.98%
AMERCO	900	537,246
Canadian Pacific Railway Ltd.	15,920	1,314,037
†Lyft, Inc. Class A	55,390	2,126,976
Old Dominion Freight Line, Inc.	2,400	716,832
Union Pacific Corp.	3,427	936,290
		5,631,381
Semiconductors & Semiconductor Equipment–6.15%
†Advanced Micro Devices, Inc.	9,000	984,060
Applied Materials, Inc.	13,100	1,726,580
ASML Holding NV	3,319	2,216,860
Broadcom, Inc.	18,395	11,582,963
†Enphase Energy, Inc.	6,337	1,278,680
Lam Research Corp.	2,600	1,397,786
NVIDIA Corp.	13,200	3,601,752
QUALCOMM, Inc.	8,500	1,298,970
Texas Instruments, Inc.	13,290	2,438,449
†Wolfspeed, Inc.	77,216	8,791,814
		35,317,914
Software–11.81%
†Adobe, Inc.	10,013	4,562,123
†Atlassian Corp. PLC Class A	1,900	558,277
†Autodesk, Inc.	31,334	6,716,443
†Crowdstrike Holdings, Inc. Class A	31,800	7,221,144
†DocuSign, Inc.	27,520	2,947,943
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
Dolby Laboratories, Inc. Class A	29,520	$ 2,309,054
†Dropbox, Inc. Class A	48,000	1,116,000
†Fortinet, Inc.	6,300	2,152,962
†HubSpot, Inc.	8,900	4,226,966
†Manhattan Associates, Inc.	5,300	735,163
Microsoft Corp.	92,132	28,405,216
Oracle Corp.	22,832	1,888,891
†Qualys, Inc.	5,500	783,255
†salesforce.com, Inc.	6,192	1,314,686
†Teradata Corp.	10,000	492,900
†Trade Desk, Inc. Class A	11,000	761,750
†Unity Software, Inc.	12,200	1,210,362
†Varonis Systems, Inc.	9,400	446,876
		67,850,011
Specialty Retail–1.65%
Dick's Sporting Goods, Inc.	11,000	1,100,220
Home Depot, Inc.	17,750	5,313,108
TJX Cos., Inc.	51,095	3,095,335
		9,508,663
Technology Hardware, Storage & Peripherals–5.72%
Apple, Inc.	151,317	26,421,461
Seagate Technology Holdings PLC	48,489	4,359,161
†Western Digital Corp.	38,395	1,906,312
Xerox Holdings Corp.	9,000	181,530
		32,868,464
Textiles, Apparel & Luxury Goods–0.12%
NIKE, Inc. Class B	5,000	672,800
		672,800
Thrifts & Mortgage Finance–0.08%
MGIC Investment Corp.	36,000	487,800
		487,800
Wireless Telecommunication Services–0.38%
†T-Mobile U.S., Inc.	16,794	2,155,510
		2,155,510
Total Common Stock (Cost $377,850,313)		538,428,126

MONEY MARKET FUND–6.14%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.25%)	35,299,588	35,299,588
Total Money Market Fund (Cost $35,299,588)		35,299,588

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–4

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–99.85% (Cost $413,149,901)	$573,727,714
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	877,410
NET ASSETS APPLICABLE TO 34,329,055 SHARES OUTSTANDING–100.00%	$574,605,124

† Non-income producing.

The following futures contracts were outstanding at March 31, 2022:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
(3)	E-mini S&P 500 Index	$(679,613)	$(692,114)	6/17/22	$12,501	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2022.

Summary of Abbreviations:
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–5

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$538,428,126	$—	$—	$538,428,126
Money Market Fund	35,299,588	—	—	35,299,588
Total Investments	$573,727,714	$—	$—	$573,727,714
Derivatives:

Assets:
Futures Contract	$12,501	$—	$—	$12,501
There were no Level 3 investments at the beginning or end of the period.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–6